ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable [Abstract]
Accounts payable, accrued laibilities and customer prepayments
		December 31,
	2017	2016
Trade	2,576	2,235
Customer prepayments	1,532	1,449
Accrued liabilities	728	670
Other taxes	28	32
Accrued interest	70	72
Dividends	121	121
Derivative financial instruments	62	7
Share-based payments	89	76
	5,206	4,662